Shareholder Report, Holdings (Details)	Jun. 30, 2024
TrueShares Structured Outcome January ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
TrueShares Structured Outcome January ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
TrueShares Structured Outcome January ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
TrueShares Structured Outcome January ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	87.80%
TrueShares Structured Outcome January ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
TrueShares Structured Outcome January ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
TrueShares Structured Outcome January ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
TrueShares Structured Outcome February ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
TrueShares Structured Outcome February ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
TrueShares Structured Outcome February ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
TrueShares Structured Outcome February ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	89.10%
TrueShares Structured Outcome February ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
TrueShares Structured Outcome February ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.60%)
TrueShares Structured Outcome February ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome March ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	117.10%
TrueShares Structured Outcome March ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
TrueShares Structured Outcome March ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
TrueShares Structured Outcome March ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	117.70%
TrueShares Structured Outcome March ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
TrueShares Structured Outcome March ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
TrueShares Structured Outcome March ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(25.70%)
TrueShares Structured Outcome April ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	93.60%
TrueShares Structured Outcome April ETF | SPDR S&P 500 ETF ust [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
TrueShares Structured Outcome April ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
TrueShares Structured Outcome April ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
TrueShares Structured Outcome April ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
TrueShares Structured Outcome April ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
TrueShares Structured Outcome April ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
TrueShares Structured Outcome May ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%
TrueShares Structured Outcome May ETF | SPDR S&P 500 ETF ust [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
TrueShares Structured Outcome May ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
TrueShares Structured Outcome May ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	90.80%
TrueShares Structured Outcome May ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
TrueShares Structured Outcome May ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)
TrueShares Structured Outcome May ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
TrueShares Structured Outcome June ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
TrueShares Structured Outcome June ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
TrueShares Structured Outcome June ETF | SPDR S&P 500 ETF ust [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
TrueShares Structured Outcome June ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	111.40%
TrueShares Structured Outcome June ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
TrueShares Structured Outcome June ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(1.70%)
TrueShares Structured Outcome June ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(18.30%)
TrueShares Structured Outcome July ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	77.80%
TrueShares Structured Outcome July ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
TrueShares Structured Outcome July ETF | SPDR S&P 500 ETF ust [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
TrueShares Structured Outcome July ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	84.30%
TrueShares Structured Outcome July ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
TrueShares Structured Outcome July ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(2.10%)
TrueShares Structured Outcome July ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
TrueShares Structured Outcome August ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%
TrueShares Structured Outcome August ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
TrueShares Structured Outcome August ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
TrueShares Structured Outcome August ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	86.10%
TrueShares Structured Outcome August ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
TrueShares Structured Outcome August ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
TrueShares Structured Outcome August ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome September ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	84.70%
TrueShares Structured Outcome September ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
TrueShares Structured Outcome September ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
TrueShares Structured Outcome September ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%
TrueShares Structured Outcome September ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
TrueShares Structured Outcome September ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome September ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
TrueShares Structured Outcome October ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	81.10%
TrueShares Structured Outcome October ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
TrueShares Structured Outcome October ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
TrueShares Structured Outcome October ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	81.30%
TrueShares Structured Outcome October ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
TrueShares Structured Outcome October ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome October ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
TrueShares Structured Outcome November ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%
TrueShares Structured Outcome November ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
TrueShares Structured Outcome November ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
TrueShares Structured Outcome November ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	79.30%
TrueShares Structured Outcome November ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
TrueShares Structured Outcome November ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome November ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
TrueShares Structured Outcome December ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	85.10%
TrueShares Structured Outcome December ETF | SPDR S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
TrueShares Structured Outcome December ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
TrueShares Structured Outcome December ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	86.90%
TrueShares Structured Outcome December ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
TrueShares Structured Outcome December ETF | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
TrueShares Structured Outcome December ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)